GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%
China – 91.8%
492,776	Alibaba Group Holding Ltd. (Retailing)*	$ 7,723,556
50,800	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	762,776
3,500	Baidu, Inc. ADR (Media & Entertainment)*	559,090
63,650	Baidu, Inc., Class A (Media & Entertainment)*	1,260,836
577,341	Bank of Ningbo Co. Ltd., Class A (Banks)	3,569,891
626,896	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	698,458
22,900	Beijing Easpring Material Technology Co. Ltd., Class A (Materials)	313,704
28,880	Bilibili, Inc., Class Z (Media & Entertainment)*	1,009,039
25,400	CanSino Biologics, Inc., Class H (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	425,490
494,000	China Feihe Ltd. (Food, Beverage & Tobacco)(a)	685,061
496,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	2,931,669
97,700	China Merchants Bank Co. Ltd., Class A (Banks)	759,565
535,500	China Merchants Bank Co. Ltd., Class H (Banks)	4,475,777
205,000	China Vanke Co. Ltd., Class A (Real Estate)	656,757
285,200	China Vanke Co. Ltd., Class H (Real Estate)	737,313
3,345,500	CIFI Holdings Group Co. Ltd. (Real Estate)	2,183,979
880,000	CITIC Securities Co. Ltd., Class H (Diversified Financials)	2,356,482
50,998	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	4,920,887
197,480	East Money Information Co. Ltd., Class A (Diversified Financials)	986,189
54,500	Ecovacs Robotics Co. Ltd., Class A (Consumer Durables & Apparel)	1,154,724
84,200	ENN Energy Holdings Ltd. (Utilities)	1,340,487
887,766	Focus Media Information Technology Co. Ltd., Class A (Media & Entertainment)	1,072,299
24,346	Full Truck Alliance Co. Ltd. ADR (Transportation)*	206,211
85,800	Ganfeng Lithium Co. Ltd., Class H (Materials)(a)	1,363,391
477,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	1,032,589

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
172,800	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Durables & Apparel)	$ 943,895
58,600	Hangzhou Tigermed Consulting Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	613,885
14,000	Helens International Holdings Co. Ltd. (Consumer Services)*	32,751
129,710	Hongfa Technology Co. Ltd., Class A (Capital Goods)	1,300,428
38,246	Huazhu Group Ltd. ADR (Consumer Services)*	1,511,482
8,819	JD.com, Inc., Class A (Retailing)*	334,253
539,000	Jiumaojiu International Holdings Ltd. (Consumer Services)(a)	1,164,018
110,828	Juewei Food Co. Ltd., Class A (Food, Beverage & Tobacco)	921,400
503,000	Kingdee International Software Group Co. Ltd. (Software & Services)*	1,152,546
21,219	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	6,337,213
228,674	Luxshare Precision Industry Co. Ltd., Class A (Technology Hardware & Equipment)	1,713,224
173,200	Meituan, Class B (Retailing)*(a)	5,167,308
60,600	Midea Group Co. Ltd., Class A (Consumer Durables & Apparel)	703,889
534,000	Minth Group Ltd. (Automobiles & Components)	2,469,464
151,000	NetEase, Inc. (Media & Entertainment)	3,152,803
6,957	NetEase, Inc. ADR (Media & Entertainment)	719,076
461,660	Ping An Bank Co. Ltd., Class A (Banks)	1,157,112
228,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	1,813,336
47,915	Qingdao Haier Biomedical Co. Ltd., Class A (Health Care Equipment & Services)	543,486
96,500	SF Holding Co. Ltd., Class A (Transportation)	968,103
21,300	SG Micro Corp., Class A (Semiconductors & Semiconductor Equipment)	931,199
2,500	Shanghai MicroPort MedBot Group Co. Ltd. (Health Care Equipment & Services)*	15,365
51,200	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	1,157,457
211,478	Shenzhen Inovance Technology Co. Ltd., Class A (Capital Goods)	2,022,843

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
39,200	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	$ 498,024
24,900	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	1,263,358
41,700	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	773,742
116,912	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	2,120,430
92,500	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	2,388,125
185,200	Tencent Holdings Ltd. (Media & Entertainment)	11,605,054
578,000	Topsports International Holdings Ltd. (Retailing)(a)	522,257
240,000	Tsingtao Brewery Co. Ltd., Class H (Food, Beverage & Tobacco)	2,159,990
80,500	Wanhua Chemical Group Co. Ltd., Class A (Materials)	1,160,997
977,000	Weimob, Inc. (Software & Services)*(a)	738,032
28,532	Will Semiconductor Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	1,158,005
85,328	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,223,883
207,500	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	2,079,724
43,523	XPeng, Inc. ADR (Automobiles & Components)*	1,527,222
48,400	XPeng, Inc., Class A (Automobiles & Components)*	844,162
323,078	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	2,140,017
478,370	Yunnan Aluminium Co. Ltd., Class A (Materials)*	837,592
42,720	Yunnan Energy New Material Co. Ltd., Class A (Materials)	1,716,413
224,419	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Capital Goods)	679,921

Shares	Description		Value

Common Stocks – (continued)
China – (continued)
21,624	ZTO Express Cayman, Inc. ADR (Transportation)		$ 649,585

			116,119,289

Hong Kong – 4.3%
136,200	AIA Group Ltd. (Insurance)		1,421,903
70,300	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)		703,349
18,001	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)		1,027,420
2,113,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)		1,457,582
49,500	Techtronic Industries Co. Ltd. (Capital Goods)		816,755

			5,427,009

Taiwan – 1.8%
58,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)		2,303,713

TOTAL COMMON STOCKS (Cost $119,963,578)			$123,850,011

Units	Description	Expiration Month	Value

Right – 0.1%
China – 0.1%
132,000	CITIC Securities Co. Ltd.*	02/22	$ 54,328
(Cost $0)

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares		Dividend Rate	Value

Investment Company – 1.1%(b)
1,368,391	Goldman Sachs Financial Square Government Fund – Institutional Shares	0.026%	$ 1,368,391
(Cost $1,368,391)

TOTAL INVESTMENTS – 99.1% (Cost $121,331,969)			$125,272,730

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			1,191,483

NET ASSETS – 100.0%			$126,464,213

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 96.1%
Argentina – 1.6%
61,434	MercadoLibre, Inc. (Retailing)*	$ 69,546,974

Brazil – 3.0%
9,837,161	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (Capital Goods)*	11,948,869
386,675	Banco Bradesco SA ADR (Banks)	1,658,836
1,393,070	Blau Farmaceutica SA (Pharmaceuticals, Biotechnology & Life Sciences)	9,701,461
5,230,724	Boa Vista Servicos SA (Commercial & Professional Services)	5,565,543
10,523,479	Caixa Seguridade Participacoes SA (Insurance)	17,836,069
11,510,800	Hapvida Participacoes e Investimentos SA (Health Care Equipment & Services)(a)	27,443,311
8,920,800	Locaweb Servicos de Internet SA (Software & Services)*(a)	16,295,693
2,127,274	NU Holdings Ltd., Class A (Banks)*(b)	15,784,373
401,012	Pagseguro Digital Ltd., Class A (Software & Services)*	9,070,892
2,000,386	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)(a)	16,695,939

		132,000,986

China – 28.2%
1,500,556	Alibaba Group Holding Ltd. (Retailing)*	23,519,061
2,196,400	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	32,979,542
245,800	Baidu, Inc. ADR (Media & Entertainment)*	39,264,092
229,550	Baidu, Inc., Class A (Media & Entertainment)*	4,547,130
1,691,603	Beijing Easpring Material Technology Co. Ltd., Class A (Materials)	23,173,053
14,371,000	China Feihe Ltd. (Food, Beverage & Tobacco)(a)	19,929,165
6,359,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	37,585,662
11,791,000	China Merchants Bank Co. Ltd., Class H (Banks)	98,550,681
417,768	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	40,311,169

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
831,600	Ecovacs Robotics Co. Ltd., Class A (Consumer Durables & Apparel)	$ 17,619,612
3,111,800	ENN Energy Holdings Ltd. (Utilities)	49,540,723
1,132,951	Full Truck Alliance Co. Ltd. ADR (Transportation)*	9,596,095
3,779,619	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Durables & Apparel)	20,645,627
211,623	JD.com, Inc., Class A (Retailing)*	8,020,811
7,374,000	Jiumaojiu International Holdings Ltd. (Consumer Services)(a)	15,924,808
218,078	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	65,130,622
3,843,011	Luxshare Precision Industry Co. Ltd., Class A (Technology Hardware & Equipment)	28,791,814
3,565,500	Meituan, Class B (Retailing)*(a)	106,374,350
5,492,000	Minth Group Ltd. (Automobiles & Components)	25,397,558
775,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	6,083,860
5,344,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	42,413,014
1,013,044	Qingdao Haier Biomedical Co. Ltd., Class A (Health Care Equipment & Services)	11,490,667
2,940,968	SF Holding Co. Ltd., Class A (Transportation)	29,504,261
1,264,500	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	23,462,736
272,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	36,831,907
982,327	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	17,816,444
1,442,900	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	37,252,166
4,444,100	Tencent Holdings Ltd. (Media & Entertainment)	278,477,441
14,879,000	Topsports International Holdings Ltd. (Retailing)(a)	13,444,063
1,516,894	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	21,757,221
11,077,011	Yunnan Aluminium Co. Ltd., Class A (Materials)*	19,395,069

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
5,537,732	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Capital Goods)	$ 16,777,628

		1,221,608,052

Egypt – 1.0%
10,032,146	Commercial International Bank Egypt SAE (Banks)*	32,882,914
8,555,437	E-Finance for Digital & Financial Investments (Software & Services)*	9,508,462

		42,391,376

Greece – 0.9%
1,336,217	Hellenic Exchanges - Athens Stock Exchange SA (Diversified Financials)	5,884,574
1,077,692	JUMBO SA (Retailing)	16,029,891
1,557,836	Sarantis SA (Household & Personal Products)	15,454,638

		37,369,103

Hong Kong – 3.4%
5,293,800	AIA Group Ltd. (Insurance)	55,266,279
759,013	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	43,321,227
34,875,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	24,052,002
1,484,000	Techtronic Industries Co. Ltd. (Capital Goods)	24,486,152

		147,125,660

Hungary – 0.7%
549,849	OTP Bank Nyrt (Banks)*	31,906,188

India – 13.4%
655,114	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	31,956,629
419,194	Avenue Supermarts Ltd. (Food & Staples Retailing)*(a)	23,243,513
529,897	Cartrade Tech Ltd. (Retailing)*	5,194,431
652,062	Computer Age Management Services Ltd. (Software & Services)	23,717,907

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
3,346,115	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	$ 19,110,857
484,770	FSN E-Commerce Ventures Ltd. (Retailing)*	10,728,961
1,639,831	Godrej Properties Ltd. (Real Estate)*	37,934,921
5,350,872	ICICI Bank Ltd. (Banks)	57,485,232
1,323,817	ICICI Lombard General Insurance Co. Ltd. (Insurance)(a)	24,470,574
308,729	Info Edge India Ltd. (Media & Entertainment)	20,434,850
2,961,932	Infosys Ltd. (Software & Services)	69,687,489
1,310,429	Kotak Mahindra Bank Ltd. (Banks)	32,845,856
834,769	Navin Fluorine International Ltd. (Materials)	44,243,681
1,135,439	Route Mobile Ltd. (Software & Services)	27,544,160
1,428,231	SBI Life Insurance Co. Ltd. (Insurance)(a)	23,738,553
2,819,045	Sona Blw Precision Forgings Ltd. (Automobiles & Components)*(a)	24,489,855
3,140,916	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	30,753,325
405,534	TeamLease Services Ltd. (Commercial & Professional Services)*	23,642,617
3,217,703	Wipro Ltd. (Software & Services)	24,843,484
20,174,272	Zomato Ltd. (Retailing)*	24,588,056

		580,654,951

Indonesia – 2.9%
62,370,800	Bank BTPN Syariah Tbk PT (Banks)	15,178,210
126,075,300	Bank Central Asia Tbk PT (Banks)	67,059,118
215,823,000	BFI Finance Indonesia Tbk PT (Diversified Financials)	19,583,439
40,911,700	Cisarua Mountain Dairy PT TBK (Food, Beverage & Tobacco)*	8,818,403
30,019,800	Map Aktif Adiperkasa PT (Retailing)*	4,967,815
219,723,900	Pakuwon Jati Tbk PT (Real Estate)*	6,604,572
11,075,111	Semen Indonesia Persero Tbk PT (Materials)	5,216,067

		127,427,624

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mexico – 2.3%
4,983,099	Arca Continental SAB de CV (Food, Beverage & Tobacco)	$ 29,473,915
8,732,750	Gentera SAB de CV (Diversified Financials)*	6,261,265
10,835,499	Kimberly-Clark de Mexico SAB de CV, Class A (Household & Personal Products)	15,653,377
6,280,332	Prologis Property Mexico SA de CV REIT (Real Estate)	15,621,671
10,033,600	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	34,116,575

		101,126,803

Philippines – 1.1%
6,337,700	Del Monte Pacific Ltd. (Food, Beverage & Tobacco)	1,782,691
3,371,280	Jollibee Foods Corp. (Consumer Services)	15,872,628
90,386,300	Monde Nissin Corp. (Food, Beverage & Tobacco)*(a)	29,044,190

		46,699,509

Poland – 1.5%
467,217	Dino Polska SA (Food & Staples Retailing)*(a)	35,950,778
2,606,286	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)*	30,510,022

		66,460,800

Russia – 3.8%
12,953,120	Detsky Mir PJSC (Retailing)(a)	17,163,891
2,313,422	Fix Price Group Ltd. GDR (Retailing)	13,206,142
254,956	LUKOIL PJSC (Energy)	22,635,243
5,552,607	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	10,463,732
3,568,426	Renaissance Insurance Group JSC (Insurance)*	3,208,611
6,531,133	Sberbank of Russia PJSC (Banks)	22,507,731
624,763	TCS Group Holding PLC GDR (Banks)	45,083,390
767,667	United Medical Group CY PLC GDR (Health Care Equipment & Services)	9,708,346
427,477	Yandex NV, Class A (Media & Entertainment)*	20,544,545

		164,521,631

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – 1.9%
2,688,180	Saudi National Bank (The) (Banks)	$ 52,876,592
638,729	Saudi Tadawul Group Holding Co. (Diversified Financials)*	27,579,119

		80,455,711

Singapore – 0.6%
7,233,493	Nanofilm Technologies International Ltd. (Materials)	15,271,561
694,704	TDCX, Inc. ADR (Software & Services)*(b)	11,386,199

		26,657,760

Slovenia – 0.3%
892,249	Nova Ljubljanska Banka dd GDR (Banks)	14,835,482

South Africa – 2.4%
1,122,547	Clicks Group Ltd. (Food & Staples Retailing)	21,554,071
2,020,371	JSE Ltd. (Diversified Financials)	15,362,147
2,197,153	Mr Price Group Ltd. (Retailing)	29,140,510
520,226	Santam Ltd. (Insurance)	9,104,801
9,479,605	Transaction Capital Ltd. (Diversified Financials)	26,847,574

		102,009,103

South Korea – 10.2%
380,217	Fila Holdings Corp. (Consumer Durables & Apparel)*	9,393,370
411,116	Hankook Tire & Technology Co. Ltd. (Automobiles & Components)*	11,608,756
697,227	KB Financial Group, Inc. (Banks)	34,554,361
354,741	LG Electronics, Inc. (Consumer Durables & Apparel)	38,539,965
168,664	NAVER Corp. (Media & Entertainment)	44,551,005
70,874	NCSoft Corp. (Media & Entertainment)*	31,933,339
451,903	NHN KCP Corp. (Software & Services)*	9,183,396
253,553	Orion Corp. (Food, Beverage & Tobacco)*	20,747,287
3,886,124	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	241,713,378

		442,224,857

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – 14.1%
415,000	ASMedia Technology, Inc. (Semiconductors & Semiconductor Equipment)	$ 23,929,073
3,278,814	Chailease Holding Co. Ltd. (Diversified Financials)	30,074,393
1,929,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	76,618,325
420,600	momo.com, Inc. (Retailing)	17,186,947
1,342,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	18,928,886
105,882	Sea Ltd. ADR (Media & Entertainment)*	15,915,123
16,359,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	378,273,106
2,042,718	Tong Hsing Electronic Industries Ltd. (Technology Hardware & Equipment)	20,106,045
15,498,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	32,379,963

		613,411,861

Thailand – 1.5%
15,623,600	Airports of Thailand PCL (Transportation)*	30,093,513
7,497,800	Kasikornbank PCL (Banks)	33,946,160

		64,039,673

United Arab Emirates – 0.6%
10,409,380	Abu Dhabi Commercial Bank PJSC (Banks)	25,484,270

United States – 0.7%
25,828	EPAM Systems, Inc. (Software & Services)*	12,297,744
9,494,100	Samsonite International SA (Consumer Durables & Apparel)*(a)	19,842,995

		32,140,739

TOTAL COMMON STOCKS (Cost $3,522,330,383)		$4,170,099,113

Shares	Description	Rate	Value

Preferred Stock – 0.6%
Brazil – 0.6%
5,572,854	Banco Bradesco SA (Banks)	4.55%	$ 23,928,188
(Cost $30,901,244)

Shares	Description		Value

Exchange-Traded Fund – 2.7%
United States – 2.7%
2,899,043	iShares ESG Aware MSCI EM ETF(b)		$ 115,671,816
(Cost $116,532,051)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,669,763,678)			$4,309,699,117

Shares		Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
123,301,925		0.026%	$ 123,301,925
(Cost $123,301,925)

TOTAL INVESTMENTS – 102.2% (Cost $3,793,065,603)			$4,433,001,042

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.2)%			(95,772,155)

NET ASSETS – 100.0%			$4,337,228,887

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 94.5%
Argentina – 2.3%
702	MercadoLibre, Inc. (Retailing)*	$ 794,706

Brazil – 3.6%
112,713	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (Capital Goods)*	136,909
98,521	Banco Bradesco SA ADR (Banks)	422,655
79,463	Caixa Seguridade Participacoes SA (Insurance)	134,681
89,800	Hapvida Participacoes e Investimentos SA (Health Care Equipment & Services)(a)	214,095
16,519	NU Holdings Ltd., Class A (Banks)*	122,571
4,604	Pagseguro Digital Ltd., Class A (Software & Services)*	104,142
12,818	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)(a)	106,984

		1,242,037

China – 27.1%
11,680	Alibaba Group Holding Ltd. (Retailing)*	183,067
18,800	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	282,287
2,285	Baidu, Inc. ADR (Media & Entertainment)*	365,006
104,000	China Feihe Ltd. (Food, Beverage & Tobacco)(a)	144,223
63,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	372,369
104,500	China Merchants Bank Co. Ltd., Class H (Banks)	873,424
4,100	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	395,616
7,000	Ecovacs Robotics Co. Ltd., Class A (Consumer Durables & Apparel)	148,313
31,400	ENN Energy Holdings Ltd. (Utilities)	499,897
8,066	Full Truck Alliance Co. Ltd. ADR (Transportation)*	68,319
32,800	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Durables & Apparel)	179,165
1,816	JD.com, Inc., Class A (Retailing)*	68,829
28,400	Luxshare Precision Industry Co. Ltd., Class A (Technology Hardware & Equipment)	212,773
31,900	Meituan, Class B (Retailing)*(a)	951,716
59,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	472,182

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
7,062	Qingdao Haier Biomedical Co. Ltd., Class A (Health Care Equipment & Services)	$ 80,102
18,100	SF Holding Co. Ltd., Class A (Transportation)	181,582
2,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	270,329
8,500	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	154,164
14,200	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	366,610
37,800	Tencent Holdings Ltd. (Media & Entertainment)	2,368,634
141,000	Topsports International Holdings Ltd. (Retailing)(a)	127,402
21,428	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	307,348
97,200	Yunnan Aluminium Co. Ltd., Class A (Materials)*	170,190
37,150	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Capital Goods)	112,553

		9,356,100

Egypt – 0.7%
77,024	Commercial International Bank Egypt SAE (Banks)*	252,466

Greece – 0.7%
17,088	JUMBO SA (Retailing)	254,172

Hong Kong – 4.7%
61,200	AIA Group Ltd. (Insurance)	638,917
9,767	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	557,459
262,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	180,689
14,500	Techtronic Industries Co. Ltd. (Capital Goods)	239,251

		1,616,316

Hungary – 1.1%
6,570	OTP Bank Nyrt (Banks)*	381,239

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – 12.3%
3,544	Avenue Supermarts Ltd. (Food & Staples Retailing)*(a)	$ 196,508
35,291	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	201,559
4,851	FSN E-Commerce Ventures Ltd. (Retailing)*	107,363
41,836	ICICI Bank Ltd. (Banks)	449,450
16,926	ICICI Lombard General Insurance Co. Ltd. (Insurance)(a)	312,875
3,639	Info Edge India Ltd. (Media & Entertainment)	240,866
42,799	Infosys Ltd. ADR (Software & Services)	1,008,772
13,697	Kotak Mahindra Bank Ltd. (Banks)	343,315
13,665	SBI Life Insurance Co. Ltd. (Insurance)(a)	227,125
17,938	Sona Blw Precision Forgings Ltd. (Automobiles & Components)*(a)	155,833
45,999	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	450,385
40,305	Wipro Ltd. (Software & Services)	311,190
187,316	Zomato Ltd. (Retailing)*	228,298

		4,233,539

Indonesia – 2.0%
720,100	Bank BTPN Syariah Tbk PT (Banks)	175,240
985,800	Bank Central Asia Tbk PT (Banks)	524,344

		699,584

Mexico – 3.1%
55,699	Arca Continental SAB de CV (Food, Beverage & Tobacco)	329,447
94,965	Kimberly-Clark de Mexico SAB de CV, Class A (Household & Personal Products)	137,190
49,072	Prologis Property Mexico SA de CV REIT (Real Estate)	122,062
143,000	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	486,233

		1,074,932

Philippines – 0.9%
15,330	Jollibee Foods Corp. (Consumer Services)	72,176
688,700	Monde Nissin Corp. (Food, Beverage & Tobacco)*(a)	221,303

		293,479

Shares	Description	Value

Common Stocks – (continued)
Poland – 0.8%
24,851	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)*	$ 290,914

Russia – 3.2%
78,200	Detsky Mir PJSC (Retailing)(a)	103,621
61,180	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	115,292
23,952	Renaissance Insurance Group JSC (Insurance)*	21,537
18,755	Sberbank of Russia PJSC ADR (Banks)	261,820
4,798	TCS Group Holding PLC GDR (Banks)	346,227
4,977	Yandex NV, Class A (Media & Entertainment)*	239,195

		1,087,692

Saudi Arabia – 1.9%
23,255	Saudi National Bank (The) (Banks)	457,427
4,941	Saudi Tadawul Group Holding Co. (Diversified Financials)*	213,343

		670,770

South Africa – 3.1%
22,385	Clicks Group Ltd. (Food & Staples Retailing)	429,815
23,831	Mr Price Group Ltd. (Retailing)	316,067
7,331	Santam Ltd. (Insurance)	128,304
66,461	Transaction Capital Ltd. (Diversified Financials)	188,227

		1,062,413

South Korea – 9.6%
5,155	KB Financial Group, Inc. (Banks)	255,480
3,861	LG Electronics, Inc. (Consumer Durables & Apparel)	419,469
1,646	NAVER Corp. (Media & Entertainment)	434,776
533	NCSoft Corp. (Media & Entertainment)*	240,151
1,847	Orion Corp. (Food, Beverage & Tobacco)*	151,133
29,059	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	1,807,443

		3,308,452

Taiwan – 14.9%
39,362	Chailease Holding Co. Ltd. (Diversified Financials)	361,042

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
23,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	$ 913,541
10,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	141,050
1,365	Sea Ltd. ADR (Media & Entertainment)*	205,173
138,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,190,835
159,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	332,199

		5,143,840

Thailand – 1.5%
122,200	Airports of Thailand PCL (Transportation)*	235,376
64,900	Kasikornbank PCL (Banks)	293,834

		529,210

United Arab Emirates – 0.7%
100,548	Abu Dhabi Commercial Bank PJSC (Banks)	246,162

United States – 0.3%
199	EPAM Systems, Inc. (Software & Services)*	94,752

TOTAL COMMON STOCKS (Cost $33,603,771)		$ 32,632,775

Shares		Dividend Rate	Value

Investment Company – 2.0%(b)
689,940	Goldman Sachs Financial Square Government Fund – Institutional Shares	0.026%	$ 689,940
(Cost $689,940)

TOTAL INVESTMENTS – 96.5% (Cost $34,293,711)			$ 33,322,715

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%			1,196,101

NET ASSETS – 100.0%			$ 34,518,816

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Denmark – 2.9%
139,064	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$ 13,832,461

Finland – 3.1%
323,515	Neste OYJ (Energy)	14,590,377

France – 7.8%
258,626	BNP Paribas SA (Banks)	18,463,164
171,436	Vinci SA (Capital Goods)	18,790,518

		37,253,682

Germany – 3.2%
366,058	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	15,201,572

Japan – 15.4%
109,600	Hoya Corp. (Health Care Equipment & Services)	14,211,650
27,000	Keyence Corp. (Technology Hardware & Equipment)	13,848,912
123,100	Nidec Corp. (Capital Goods)	10,910,336
803,400	ORIX Corp. (Diversified Financials)	16,571,832
107,900	Shiseido Co. Ltd. (Household & Personal Products)	5,442,908
432,173	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,525,756

		73,511,394

Netherlands – 4.7%
146,670	Aalberts NV (Capital Goods)	8,965,958
72,978	Koninklijke DSM NV (Materials)	13,680,494

		22,646,452

Singapore – 2.4%
429,780	DBS Group Holdings Ltd. (Banks)	11,288,977

Spain – 12.9%
162,837	Amadeus IT Group SA (Software & Services)*	11,196,713
2,861,981	Banco Bilbao Vizcaya Argentaria SA (Banks)	18,272,696

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
305,731	Cellnex Telecom SA (Telecommunication Services)*(a)	$ 13,863,564
1,556,626	Iberdrola SA (Utilities)	17,846,825
22,384	Iberdrola SA (Utilities)*	256,633

		61,436,431

Sweden – 2.7%
969,283	Hexagon AB, Class B (Technology Hardware & Equipment)	13,073,757

Switzerland – 7.5%
136,322	Nestle SA (Registered) (Food, Beverage & Tobacco)	17,604,401
38,020	Zurich Insurance Group AG (Insurance)	18,185,285

		35,789,686

Taiwan – 2.7%
104,804	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	12,852,114

United Kingdom – 25.6%
157,194	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	18,286,073
466,958	Compass Group PLC (Consumer Services)	10,612,862
2,428,534	DS Smith PLC (Materials)	12,402,414
342,893	Experian PLC (Commercial & Professional Services)	14,321,925
433,971	Farfetch Ltd., Class A (Retailing)*	9,421,510
1,836,044	Informa PLC (Media & Entertainment)*	13,888,525
150,713	InterContinental Hotels Group PLC (Consumer Services)*	9,958,132
183,243	Reckitt Benckiser Group PLC (Household & Personal Products)	14,846,751
2,627,065	Rentokil Initial PLC (Commercial & Professional Services)	18,396,672

		122,134,864

United States – 6.8%
89,895	Ferguson PLC (Capital Goods)	14,139,644

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
107,481	Schneider Electric SE (Capital Goods)	$ 18,206,794

32,346,438

TOTAL COMMON STOCKS (Cost $439,389,423)		$ 465,958,205

Shares		Dividend Rate	Value

Investment Company – 4.2%(b)
20,063,755	Goldman Sachs Financial Square Government Fund – Institutional Shares	0.026%	$ 20,063,755
(Cost $20,063,755)

TOTAL INVESTMENTS – 101.9% (Cost $459,453,178)			$ 486,021,960

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.9)%			(9,238,718)

NET ASSETS – 100.0%			$ 476,783,242

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 96.1%
Australia – 6.9%
71,275	Rio Tinto PLC (Materials)	$ 5,023,848
283,267	Transurban Group (Transportation)	2,502,445
129,584	Westpac Banking Corp. (Banks)	1,868,982

		9,395,275

Denmark – 1.8%
25,600	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,546,389

Finland – 2.7%
315,050	Nordea Bank Abp (Banks)	3,742,066

France – 13.3%
56,010	BNP Paribas SA (Banks)	3,998,522
28,806	Gecina SA REIT (Real Estate)	3,908,754
86,404	Klepierre SA REIT (Real Estate)*	2,298,196
36,545	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	3,821,221
37,702	Vinci SA (Capital Goods)	4,132,388

		18,159,081

Germany – 3.4%
82,040	Vonovia SE (Real Estate)	4,672,654

Italy – 4.9%
361,848	Enel SpA (Utilities)	2,785,001
244,715	UniCredit SpA (Banks)	3,889,357

		6,674,358

Japan – 5.3%
140,300	ORIX Corp. (Diversified Financials)	2,893,985
81,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,373,724
37,000	Trend Micro, Inc. (Software & Services)	1,962,946

		7,230,655

Netherlands – 4.1%
864,994	Koninklijke KPN NV (Telecommunication Services)	2,853,189
109,210	Shell PLC (Energy)	2,770,973

		5,624,162

Shares	Description	Value

Common Stocks – (continued)
Singapore – 3.8%
106,100	DBS Group Holdings Ltd. (Banks)	$ 2,786,915
345,300	Singapore Exchange Ltd. (Diversified Financials)	2,390,088

		5,177,003

Spain – 3.0%
359,504	Iberdrola SA (Utilities)	4,121,738

Switzerland – 12.1%
32,349	Nestle SA (Registered) (Food, Beverage & Tobacco)	4,177,497
12,158	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	4,705,139
772	SGS SA (Registered) (Commercial & Professional Services)	2,201,413
11,484	Zurich Insurance Group AG (Insurance)	5,492,894

		16,576,943

Taiwan – 4.0%
236,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,456,790

United Kingdom – 23.8%
51,780	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	6,023,467
794,759	BP PLC (Energy)	4,119,971
65,790	Coca-Cola Europacific Partners PLC (Food, Beverage & Tobacco)	3,759,899
118,035	Compass Group PLC (Consumer Services)	2,682,659
614,603	DS Smith PLC (Materials)	3,138,750
627,728	HSBC Holdings PLC (Banks)	4,467,758
250,323	National Grid PLC (Utilities)	3,662,961
26,594	Reckitt Benckiser Group PLC (Household & Personal Products)	2,154,704
51,584	Unilever PLC (Household & Personal Products)	2,645,326

		32,655,495

United States – 7.0%
19,283	Ferguson PLC (Capital Goods)	3,033,036
13,930	Schneider Electric SE (Capital Goods)	2,359,679

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
38,058	Swiss Re AG (Insurance)	$ 4,146,719

		9,539,434

TOTAL COMMON STOCKS (Cost $121,012,179)		$131,572,043

Shares		Dividend Rate	Value

Investment Company – 1.5%(a)
2,103,022	Goldman Sachs Financial Square Government Fund – Institutional Shares	0.026%	$ 2,103,022
(Cost $2,103,022)

TOTAL INVESTMENTS – 97.6% (Cost $123,115,201)			$133,675,065

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%			3,222,575

NET ASSETS – 100.0%			$136,897,640

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2022:

CHINA EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$11,107,906	$112,742,105	$—
Investment Company	1,368,391	—	—
Right	—	54,328	—

Total	$12,476,297	$112,796,433	$—

EMERGING MARKETS EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$96,155,418	$48,245,061	$—
Asia	288,788,115	3,251,523,444	—
Europe	35,950,778	114,620,795	—
North America	113,424,547	19,842,995	—
South America	201,547,960	23,928,188	—
Exchange-Traded Fund	115,671,816	—	—
Securities Lending Reinvestment Vehicle	123,301,925	—	—

Total	$974,840,559	$3,458,160,483	$—

ESG EMERGING MARKETS EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,062,413	$252,466	$—
Asia	3,389,747	23,795,397	—
Europe	—	926,325	—
North America	1,169,684	—	—
South America	2,036,743	—	—
Investment Company	689,940	—	—

Total	$8,348,527	$24,974,188	$—

INTERNATIONAL EQUITY ESG FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$12,852,114	$84,800,371	$—
Europe	9,421,510	326,537,772	—
North America	—	32,346,438	—
Investment Company	20,063,755	—	—

Total	$42,337,379	$443,684,581	$—

INTERNATIONAL EQUITY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$17,864,448	$—
Europe	6,530,872	88,242,014	—
North America	—	9,539,434	—
Oceania	—	9,395,275	—
Investment Company	2,103,022	—	—

Total	$8,633,894	$125,041,171	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

D. Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein the China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

ESG Standards Risk — The ESG Emerging Markets Equity and International Equity ESG Funds’ adherence to their environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Funds’ exposure to certain companies, sectors, regions, and countries and may affect the Funds’ performance depending on whether such investments are in or out of favor. For example, the Funds will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Funds will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Emerging Markets Equity and ESG Emerging Markets Equity Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.